METROPOLITAN SERIES FUND, INC.

Class A, Class B, Class D, Class E and Class F

ASSET ALLOCATION PORTFOLIOS

MetLife Conservative Allocation Portfolio

MetLife Conservative to Moderate Allocation Portfolio

MetLife Moderate Allocation Portfolio

MetLife Moderate to Aggressive Allocation Portfolio

MetLife Aggressive Allocation Portfolio

U.S. EQUITY PORTFOLIOS

FI Large Cap Portfolio

FI Value Leaders Portfolio

EQUITY AND FIXED-INCOME PORTFOLIO

MFS Total Return Portfolio

FIXED-INCOME PORTFOLIOS

BlackRock Bond Income Portfolio

Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio)

This prospectus is designed to help you decide whether to invest in the Fund and which Portfolios best match your investment objectives. The prospectus is divided into three Sections: (I) a brief overview of the structure of the Fund and the Portfolios; (II) information about each Portfolio, including investment objectives, investment strategies and risks; and (III) other information about the Fund, including information on purchases and redemptions, portfolio valuation, securities pricing and financial highlights.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MAY 1, 2006

Section I—Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 38 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. Ten of these Portfolios are offered through this prospectus. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

The Asset Allocation Portfolios (as defined below) are “non-diversified.” “Non-diversified” Portfolios may hold fewer securities than the other Portfolios of the Fund. If the securities in which a “non-diversified” Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

Types of Investments

Each Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income. Some Portfolios invest primarily, or in part, in foreign equity or foreign fixed-income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation, which may be referred to as the “issuer” of the stock. Stocks often pay a dividend. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

A dividend is a payment made by a company to a shareholder that typically is based on the company’s performance. A dividend may be paid as cash or additional securities.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock which is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the subadviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance, or “total return,” of the Portfolios that invest in stocks and other equity securities will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Fixed-income Securities

Fixed-income securities, including bonds, notes, and U.S. and other government securities, represent an obligation of a company or other issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the maturity date, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The value of fixed-income securities (and of the shares of a Portfolio invested in fixed-income securities) will generally rise when interest rates fall and drop when interest rates increase. A bond with a longer remaining maturity or duration will tend to lose or gain more value in response to interest rate changes than a shorter-term bond. The same is true of a Portfolio’s average maturity or duration. While presenting more risk of loss, longer-term bonds tend to pay

The maturity date is the date on which a fixed-income security “matures.” This is the date on which the borrower must pay back the borrowed amount, which is known as the principal.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

higher rates of interest or “yields.” Falling interest rates will cause the yield of a portfolio of bonds to decrease over time.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a Portfolio’s diversification, foreign securities tend to be more volatile than U.S. securities for reasons such as political, social or economic uncertainties or less regulation of foreign issuers. These risks are heightened for securities of issuers in developing, emerging market countries. Movements in prices in foreign securities markets may not correlate with prices in the U.S. stock market.

Section II—Information about each Portfolio

This Section discusses the principal investment strategies and risks of investing in each Portfolio. However, each Portfolio may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Investment Objectives

The investment objective of each Portfolio may be changed without shareholder approval. There is no assurance that a Portfolio will achieve its investment objective.

Temporary Defensive Positions

Each Portfolio intends normally to remain fully invested in its respective type of investments. However, for temporary defensive purposes in response to market conditions, each Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which a Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. The FI Value Leaders Portfolio and FI Large Cap Portfolio may invest without limitation in preferred stocks and investment grade debt instruments for temporary defensive purposes. There is no assurance that any Portfolio will employ a defensive strategy or as to how long a Portfolio may do so. Although a defensive strategy may help insulate a Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent a Portfolio from achieving its investment objective.

Portfolio Turnover

Except for the Asset Allocation Portfolios, each Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements and Capitalization

Certain Portfolios have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. Unless otherwise indicated, these percentage requirements and capitalization ranges apply at the time an investment is made. A

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

change in the value of an investment after it is acquired does not create a violation of these policies or ranges.

Securities Lending

Each Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes a Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the subadviser has objected, the percentage of the Portfolio’s net assets that each of the top ten holdings represents; and (iii) the percentage of the Portfolio’s net assets that these holdings represent in the aggregate. This information is posted to the website on the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Asset Allocation Portfolios

Each of the MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, MetLife Moderate to Aggressive Allocation Portfolio and MetLife Aggressive Allocation Portfolio (the “Asset Allocation Portfolios”) invests substantially all of its assets in certain other portfolios (the “Underlying Portfolios”) of the Fund or of Met Investors Series Trust (the “Trust”). Each Asset Allocation Portfolio is designed to provide investors diversification by investing broadly among various asset classes and sub-classes represented by the portfolio security holdings of the Underlying Portfolios according to each Asset Allocation Portfolio’s investment objective and risk profile. MetLife Advisers, as investment adviser, selects the Underlying Portfolios in which each Asset Allocation Portfolio invests based on established principles of asset allocation and risk tolerance.

MetLife Advisers establishes for each Asset Allocation Portfolio a specific target allocation between equity securities and fixed-income securities. MetLife Advisers may also set target allocations among sub-classes of these asset classes (e.g., for equities, international equities, large cap, mid cap, small cap; for fixed-income securities, investment grade, high yield (or “junk bonds”), short-term). MetLife Advisers determines these target allocations based on a variety of factors, including its outlook for the economy, interest rates and the financial markets.

In selecting the Underlying Portfolios in which each Asset Allocation Portfolio invests, MetLife Advisers considers an Underlying Portfolio’s historical investment performance and analyzes the Underlying Portfolio’s current holdings to determine its asset class and sub-class characteristics (e.g., for equities, large cap, mid cap, small cap, growth, value, blend; for fixed-income securities, investment grade, high yield, duration, maturity). MetLife Advisers allocates investments among the Underlying Portfolios based on this holdings analysis in an attempt to approximate the asset class and sub-class target allocations of each Asset Allocation Portfolio. The amounts established by MetLife Advisers to be allocated to each Underlying Portfolio are referred to as the “Underlying Portfolio Target.” Because each Underlying Portfolio’s holdings can change from day to day, the actual asset allocation achieved by investing in particular Underlying Portfolios will not correspond exactly to the target allocations of a particular Asset Allocation Portfolio.

The Asset Allocation Portfolios may invest in an Underlying Portfolio that only invests in money market securities. Also, through holdings-based analysis, MetLife Advisers may achieve the targeted allocation to short-term fixed-income securities by counting cash held or money market securities purchased in other Underlying Portfolios in which the Asset Allocation Portfolios invest.

The Underlying Portfolios in which the Asset Allocation Portfolios may currently invest are:

EQUITY PORTFOLIOS

Large Cap Portfolios

BlackRock Investment Trust Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Legacy Large Cap Growth Portfolio

Davis Venture Value Portfolio

FI Large Cap Portfolio

FI Value Leaders Portfolio

Harris Oakmark Large Cap Value Portfolio

Janus Aggressive Growth Portfolio

Jennison Growth Portfolio

Legg Mason Value Equity Portfolio

MetLife Stock Index Portfolio

Oppenheimer Capital Appreciation Portfolio

T. Rowe Price Large Cap Growth Portfolio

Mid Cap Portfolios

BlackRock Aggressive Growth Portfolio

FI Mid Cap Opportunities Portfolio

Harris Oakmark Focused Value Portfolio

Lazard Mid-Cap Portfolio

MetLife Mid Cap Stock Index Portfolio

Neuberger Berman Mid Cap Value Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

Small Cap Portfolios

BlackRock Strategic Value Portfolio

Dreman Small-Cap Value Portfolio

Franklin Templeton Small Cap Growth Portfolio

Loomis Sayles Small Cap Portfolio

Met/AIM Small Cap Growth Portfolio

Russell 2000 Index Portfolio

T. Rowe Price Small Cap Growth Portfolio

Sector Portfolios

Neuberger Berman Real Estate Portfolio

RCM Global Technology Portfolio

INTERNATIONAL/GLOBAL EQUITY PORTFOLIOS

FI International Stock Portfolio

Harris Oakmark International Portfolio

MFS Research International Portfolio

Morgan Stanley EAFE Index Portfolio

Oppenheimer Global Equity Portfolio

EQUITY AND FIXED-INCOME

PORTFOLIOS

BlackRock Diversified Portfolio

MFS Total Return Portfolio

PIMCO Inflation Protected Bond Portfolio

FIXED-INCOME PORTFOLIOS

BlackRock Bond Income Portfolio

Lehman Brothers Aggregate Bond Index

    Portfolio

Lord Abbett Bond Debenture Portfolio

PIMCO Total Return Portfolio

Western Asset Management Strategic Bond

    Opportunities Portfolio

Western Asset Management U.S. Government
    Portfolio

MONEY MARKET PORTFOLIO

BlackRock Money Market Portfolio

An Asset Allocation Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for any Asset Allocation Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Asset Allocation Portfolios. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, MetLife Advisers or its affiliates may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Asset Allocation Portfolios’ opportunity to invest in the Underlying Portfolios.

The following chart sets out for each Asset Allocation Portfolio the target allocations between equity and fixed-income securities and among sub-classes of these two asset classes as of the date of this prospectus. You should note that these percentages will not directly correspond to investments in the Underlying Portfolios because an Underlying Portfolio may contain one or both asset classes

(e.g., equity and fixed-income) and one or more sub-classes of an asset class (e.g., small cap and mid cap equity securities). MetLife Advisers may invest in the Underlying Portfolios so that an Asset Allocation Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation set out in the chart below. Deviations from the asset class target allocations will affect the sub-class target allocations.

Asset Class	Conservative Allocation	Conservative to Moderate Allocation	Moderate Allocation	Moderate to Aggressive Allocation	Aggressive Allocation
Equities Target	20%	40%	60%	80%	100%
International	4%	8%	12%	16%	20%
Large Cap	10%	20%	30%	40%	50%
Mid Cap	4%	8%	12%	16%	20%
Small Cap	2%	4%	6%	8%	10%
Fixed-Income Target	80%	60%	40%	20%	0%
Investment Grade	54%	41%	27%	14%	0%
High Yield	10%	7%	5%	2%	0%
Short-Term	16%	12%	8%	4%	0%

Although investments in the Underlying Portfolios will be made in an attempt to approximate the Underlying Portfolio Target, an Asset Allocation Portfolio’s actual allocations could vary substantially from the Underlying Portfolio Target. Actual allocations may be different from the Underlying Portfolio Target because, for example, of changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers will effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the Underlying Portfolio Target. In addition, MetLife Advisers may from time to time rebalance allocations to the Underlying Portfolios to correspond with the Underlying Portfolio Target.

At least annually, MetLife Advisers will evaluate each Asset Allocation Portfolio’s target allocation between equity and fixed-income securities, including the allocation among sub-classes of these asset classes, based on that Portfolio’s risk profile. At the same time, MetLife Advisers will also consider whether to make changes to each Asset Allocation Portfolio’s Underlying Portfolio Target. If a new Underlying Portfolio Target is established, purchases, redemptions, reinvested income and capital gains will be allocated to bring actual allocations in line with the new Underlying Portfolio Target.

The current asset and sub-class targets and the Underlying Portfolio Target percentages of each Asset Allocation Portfolio are available at the following website: www.metlife.com/msf. This information will be updated periodically.

Because the Asset Allocation Portfolios invest in Underlying Portfolios, the costs of investing in an Asset Allocation Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. An Asset Allocation Portfolio will pay its share of the Underlying Portfolios’ expenses as well as the Asset Allocation Portfolio’s own expenses. Therefore, an investment in an Asset Allocation Portfolio may result in the duplication of certain expenses.

MetLife Advisers has broad discretion to allocate and reallocate the assets of each Asset Allocation Portfolio among the Underlying Portfolios consistent with the Asset Allocation Portfolio’s investment objective and policies and target asset class allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers and its affiliates indirectly receive investment advisory fees from the Underlying Portfolios in which each Asset Allocation Portfolio invests. In this regard, MetLife Advisers has an incentive to select and invest the Asset Allocation Portfolios’ assets in Underlying Portfolios with higher fees than other Portfolios. Also, MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives. The Directors and officers of the Fund may also have conflicting interests in fulfilling their fiduciary duties to both the Asset Allocation Portfolios and the Underlying Portfolios of the Fund.

MetLife Conservative Allocation Portfolio

Investment Objective

The investment objective of the Portfolio is a high level of current income, with growth of capital as a secondary objective.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold fixed-income securities and also invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities based on a target allocation of 80% to fixed-income securities and 20% to equity securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity and fixed-income securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed-income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high yield, high-risk bonds.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments include Underlying Portfolios that invest in stocks of U.S. or foreign large, established companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this Prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

MetLife Conservative Allocation Portfolio

of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•	The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

•	A general decline in U.S. or foreign fixed-income or equity security markets.

•	Poor performance of individual fixed-income securities held by the Underlying Portfolios, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

•	Poor performance of the classes of fixed-income securities held by the Underlying Portfolios, including high yield debt securities.

•	Poor performance of fixed-income securities relative to equity securities.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of large capitalization stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

Investment Performance Record

Because the Portfolio began operations on May 1, 2005, it does not yet have a full calendar year of performance.

MetLife Conservative Allocation Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses(3)	0.95%		0.95%		0.95%

Total Annual Portfolio Operating Expenses(3)	1.05%		1.30%		1.20%
Fee Waiver and/or Expense Reimbursement(1)	(0.95%	)	(0.95%	)	(0.95%	)

Net Operating Expenses(1)(3)	0.10%		0.35%		0.25%
Estimated Indirect Underlying Portfolio Expenses(2)	0.63%		0.63%		0.63%

Net Operating Expenses and Estimated Indirect Underlying Portfolio Expenses(1)(2)(3)	0.73%		0.98%		0.88%

(1)

MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to the percentages shown above. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio

MetLife Conservative Allocation Portfolio

in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The percentage shown above for Estimated Indirect Underlying Portfolio Expenses is an estimate of the total operating expenses of the Underlying Portfolios that the Portfolio will bear in the current fiscal year.
(3)	As the Portfolio has not completed a full fiscal year, Other Expenses are based on annualized actual expenses for the prior fiscal period.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$75	$233	$406	$906
Class B	$100	$312	$542	$1,201
Class E	$90	$281	$488	$1,084

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the

MetLife Conservative Allocation Portfolio

securities and other investments held by those Underlying Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed- income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Conservative Allocation Portfolio

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Global Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

MetLife Conservative Allocation Portfolio

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Underlying Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Conservative Allocation Portfolio

limited number of issuers may increase the volatility of a fund’s investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2005, MetLife Advisers managed approximately $29 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is President and Trustee of the Trust. She has been a President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States. In 2005, Ms. Forget became a Vice President of MetLife Advisers.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Jason M. Kezelman, CFA, joined MetLife in June 2005 and is a Director in MetLife’s Investment Advisory Group. From March 2004 until he joined MetLife, Mr. Kezelman was an Assistant Vice President at Merrill Lynch in Municipal Bond Sales and Trading. From 1999 until he joined Merrill Lynch, he was a Senior Associate in the Fixed Income Account Management Group at PIMCO.

MetLife Conservative Allocation Portfolio

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

Anthony J. Dufault is a Vice President of Met Investors Advisory, LLC and a Vice President, Investment Advisory Services of MetLife Investors Group. He has worked at Metropolitan Life since May 2001. From May 1998 until he joined Metropolitan Life, he was a Senior Product Manager at Pacific Life in its variable annuity division. While at Pacific Life, he was also a Senior Portfolio Analyst. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Dufault, Guthrie and McDevitt have been members of the Committee since 2005. Mr. Kezelman has been a member of the Committee since May 1, 2006.

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. From May 1, 2005 to December 31, 2005, the Portfolio paid MetLife Advisers an annualized investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

MetLife Conservative to Moderate Allocation Portfolio

Investment Objective:

The investment objective of the Portfolio is high total return in the form of income and growth of capital, with a greater emphasis on income.

Principal Investment Strategies:

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold fixed-income securities and also invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities based on a target allocation of 60% to fixed-income securities and 40% to equity securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity and fixed-income securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed-income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may also invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high yield, high-risk bonds.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this Prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

MetLife Conservative to Moderate Allocation Portfolio

of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•	The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

•	A general decline in U.S. or foreign equity or fixed-income security markets.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of large capitalization stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	Poor performance of individual fixed-income securities held by the Underlying Portfolios, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

•	Poor performance of the classes of fixed-income securities held by the Underlying Portfolios, including high yield debt securities.

•	The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

Investment Performance Record

Because the Portfolio began operations on May 1, 2005, it does not yet have a full calendar year of performance.

MetLife Conservative to Moderate Allocation Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses(3)	0.31%		0.31%		0.31%

Total Annual Portfolio Operating Expenses(3)	0.41%		0.66%		0.56%
Fee Waiver and/or Expense Reimbursement(1)	(0.31%	)	(0.31%	)	(0.31%	)

Net Operating Expenses(1)(3)	0.10%		0.35%		0.25%
Estimated Indirect Underlying Portfolio Expenses(2)	0.65%		0.65%		0.65%

Net Operating Expenses and Estimated Indirect Underlying Portfolio Expenses(1)(2)(3)	0.75%		1.00%		0.90%

(1)

MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to the percentages shown above. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio

MetLife Conservative to Moderate Allocation Portfolio

in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The percentage shown above for Estimated Indirect Underlying Portfolio Expenses is an estimate of the total operating expenses of the Underlying Portfolios that the Portfolio will bear in the current fiscal year.
(3)	As the Portfolio has not completed a full fiscal year, Other Expenses are based on annualized actual expenses for the prior fiscal period.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$77	$240	$417	$930
Class B	$102	$318	$552	$1,225
Class E	$92	$287	$498	$1,108

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying

MetLife Conservative to Moderate Allocation Portfolio

Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

MetLife Conservative to Moderate Allocation Portfolio

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Global Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Conservative to Moderate Allocation Portfolio

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Underlying Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Conservative to Moderate Allocation Portfolio

limited number of issuers may increase the volatility of a fund’s investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2005, MetLife Advisers managed approximately $29 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is President and

Trustee of the Trust. She has been a President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States. In 2005, Ms. Forget became a Vice President of MetLife Advisers.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Jason M. Kezelman, CFA, joined MetLife in June 2005 and is a Director in MetLife’s Investment Advisory Group. From March 2004 until he joined MetLife, Mr. Kezelman was an Assistant Vice President at Merrill Lynch in Municipal Bond Sales and Trading. From 1999 until he joined Merrill Lynch, he was a Senior Associate in the Fixed Income Account Management Group at PIMCO.

MetLife Conservative to Moderate Allocation Portfolio

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

Anthony J. Dufault is a Vice President of Met Investors Advisory, LLC and a Vice President, Investment Advisory Services of MetLife Investors Group. He has worked at Metropolitan Life since May 2001. From May 1998 until he joined Metropolitan Life, he was a Senior Product Manager at Pacific Life in its variable annuity division. While at Pacific Life, he was also a Senior Portfolio Analyst. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Dufault, Guthrie and McDevitt have been members of the Committee since 2005. Mr. Kezelman has been a member of the Committee since May 1, 2006.

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. From May 1, 2005 to December 31, 2005, the Portfolio paid MetLife Advisers an annualized investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

MetLife Moderate Allocation Portfolio

Investment Objective:

The investment objective of the Portfolio is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Principal Investment Strategies:

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities and also invests in Underlying Portfolios that hold fixed-income securities based on a target allocation of 60% to equity securities and 40% to fixed-income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity and fixed-income securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed-income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as in Underlying Portfolios that invest in high yield, high-risk bonds.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this Prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

MetLife Moderate Allocation Portfolio

the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•	The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

•	A general decline in U.S. or foreign equity or fixed-income markets.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	Poor performance of equity securities relative to fixed-income securities.

•	Poor performance of individual fixed-income securities held by the Underlying Portfolios, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

•	Poor performance of the classes of fixed-income securities held by the Underlying Portfolios, including high yield debt securities.

•	The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

Investment Performance Record

Because the Portfolio began operations on May 1, 2005, it does not yet have a full calendar year of performance.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor

MetLife Moderate Allocation Portfolio

in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses(3)	0.19%		0.19%		0.19%

Total Annual Portfolio Operating Expenses(3)	0.29%		0.54%		0.44%
Fee Waiver and/or Expense Reimbursement(1)	(0.19%	)	(0.19%	)	(0.19%	)

Net Operating Expenses(1)(3)	0.10%		0.35%		0.25%
Estimated Indirect Underlying Portfolio Expenses(2)	0.69%		0.69%		0.69%

Net Operating Expenses and Estimated Indirect Underlying Portfolio Expenses(1)(2)(3)	0.79%		1.04%		0.94%

(1)

MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to the percentages shown above. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five

MetLife Moderate Allocation Portfolio

years after the end of the fiscal year in which the expenses were incurred.
(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The percentage shown above for Estimated Indirect Underlying Portfolio Expenses is an estimate of the total operating expenses of the Underlying Portfolios that the Portfolio will bear in the current fiscal year.
(3)	As the Portfolio has not completed a full fiscal year, Other Expenses are based on annualized actual expenses for the prior fiscal period.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$81	$252	$439	$978
Class B	$106	$331	$574	$1,271
Class E	$96	$300	$520	$1,155

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet

MetLife Moderate Allocation Portfolio

its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed- income securities involve both credit risk and market risk, which

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

MetLife Moderate Allocation Portfolio

includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Global Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Moderate Allocation Portfolio

a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Underlying Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a limited number of issuers may increase the volatility of a fund’s investment performance as compared to funds that invest in a

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Moderate Allocation Portfolio

larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2005, MetLife Advisers managed approximately $29 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is President and Trustee of the Trust. She has been a President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States. In 2005, Ms. Forget became a Vice President of MetLife Advisers.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Jason M. Kezelman, CFA, joined MetLife in June 2005 and is a Director in MetLife’s Investment Advisory Group. From March 2004 until he joined MetLife, Mr. Kezelman was an Assistant Vice President at Merrill Lynch in Municipal Bond Sales and Trading. From 1999 until he joined Merrill Lynch, he was a Senior Associate in the Fixed Income Account Management Group at PIMCO.

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

MetLife Moderate Allocation Portfolio

Anthony J. Dufault is a Vice President of Met Investors Advisory, LLC and a Vice President, Investment Advisory Services of MetLife Investors Group. He has worked at Metropolitan Life since May 2001. From May 1998 until he joined Metropolitan Life, he was a Senior Product Manager at Pacific Life in its variable annuity division. While at Pacific Life, he was also a Senior Portfolio Analyst. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Dufault, Guthrie and McDevitt have been members of the Committee since 2005. Mr. Kezelman has been a member of the Committee since May 1, 2006.

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. From May 1, 2005 to December 31, 2005, the Portfolio paid MetLife Advisers an annualized investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

MetLife Moderate to Aggressive Allocation Portfolio

Investment Objective:

The investment objective of the Portfolio is growth of capital.

Principal Investment Strategies.

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities and also invests in Underlying Portfolios that hold fixed-income securities based on a target allocation of 80% to equity securities and 20% to fixed-income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity and fixed-income securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest primarily in fixed-income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this Prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

MetLife Moderate to Aggressive Allocation Portfolio

Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•	The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

•	A general decline in U.S. or foreign equity or fixed-income security markets.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	Poor performance of equity securities relative to fixed-income securities.

•	Poor performance of small capitalization issuers relative to the performance of issuers with larger capitalizations. Small capitalization companies may involve greater risks due to greater price volatility and less available public information.

•	The risks associated with investing in one or a few sectors.

•	The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

Investment Performance Record

Because the Portfolio began operations on May 1, 2005, it does not yet have a full calendar year of performance.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a

MetLife Moderate to Aggressive Allocation Portfolio

Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses(3)	0.24%		0.24%		0.24%

Total Annual Portfolio Operating Expenses(3)	0.34%		0.59%		0.49%
Fee Waiver and/or Expense Reimbursement(1)	(0.24%	)	(0.24%	)	(0.24%	)

Net Operating Expenses(1)(3)	0.10%		0.35%		0.25%
Estimated Indirect Underlying Portfolio Expenses(2)	0.71%		0.71%		0.71%

Net Operating Expenses and Estimated Indirect Underlying Portfolio Expenses(1)(2)(3)	0.81%		1.06%		0.96%

(1)

MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to the percentages shown above. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

MetLife Moderate to Aggressive Allocation Portfolio

(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The percentage shown above for Estimated Indirect Underlying Portfolio Expenses is an estimate of the total operating expenses of the Underlying Portfolios that the Portfolio will bear in the current fiscal year.
(3)	As the Portfolio has not completed a full fiscal year, Other Expenses are based on annualized actual expenses for the prior fiscal period.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$83	$259	$450	$1,002
Class B	$108	$337	$585	$1,294
Class E	$98	$306	$531	$1,178

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of

MetLife Moderate to Aggressive Allocation Portfolio

an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

MetLife Moderate to Aggressive Allocation Portfolio

issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Global Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Moderate to Aggressive Allocation Portfolio

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Underlying Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a limited number of issuers may increase the volatility of a fund’s investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Moderate to Aggressive Allocation Portfolio

Sector Investing

To the extent that an Underlying Portfolio has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification.

Underlying Portfolios, such as the RCM Global Technology Portfolio, may concentrate investment in companies which utilize innovative technologies and therefore may be subject to risks particularly affecting those companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins.

Electronic technology and technology service companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies in an emerging stage of development are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2005, MetLife Advisers managed approximately $29 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is President and Trustee of the Trust. She has been a President of Met Investors

MetLife Moderate to Aggressive Allocation Portfolio

Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States. In 2005, Ms. Forget became a Vice President of MetLife Advisers.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Jason M. Kezelman, CFA, joined MetLife in June 2005 and is a Director in MetLife’s Investment Advisory Group. From March 2004 until he joined MetLife, Mr. Kezelman was an Assistant Vice President at Merrill Lynch in Municipal Bond Sales and Trading. From 1999 until he joined Merrill Lynch, he was a Senior Associate in the Fixed Income Account Management Group at PIMCO.

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

Anthony J. Dufault is a Vice President of Met Investors Advisory, LLC and a Vice President, Investment Advisory Services of MetLife Investors Group. He has worked at Metropolitan Life since May 2001. From May 1998 until he joined Metropolitan Life, he was a Senior Product Manager at Pacific Life in its variable annuity division. While at Pacific Life, he was also a Senior Portfolio Analyst. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Dufault, Guthrie and McDevitt have been members of the Committee since 2005. Mr. Kezelman has been a member of the Committee since May 1, 2006.

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

MetLife Moderate to Aggressive Allocation Portfolio

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. From May 1, 2005 to December 31, 2005, the Portfolio paid MetLife Advisers an annualized investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

MetLife Aggressive Allocation Portfolio

Investment Objective:

The investment objective of the Portfolio is growth of capital.

Principal Investment Strategies:

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities based on a target allocation of 100% to equity securities. The Portfolio may invest up to 10% of its assets in fixed-income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. companies, and, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•	The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

MetLife Aggressive Allocation Portfolio

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

•	The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•	The risks associated with investing in one or a few sectors.

Investment Performance Record

Because the Portfolio began operations on May 1, 2005, it does not yet have a full calendar year of performance.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

MetLife Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses(3)	1.66%		1.66%		1.66%

Total Annual Portfolio Operating Expenses(3)	1.76%		2.01%		1.91%
Fee Waiver and/or Expense Reimbursement(1)	(1.66%	)	(1.66%	)	(1.66%	)

Net Operating Expenses(1)(3)	0.10%		0.35%		0.25%
Estimated Indirect Underlying Portfolio Expenses(2)	0.72%		0.72%		0.72%

Net Operating Expenses and Estimated Indirect Underlying Portfolio Expenses(1)(2)(3)	0.82%		1.07%		0.97%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to the percentages shown above. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.
(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The percentage shown above for Estimated Indirect Underlying Portfolio Expenses is an estimate of the total operating expenses of the Underlying Portfolios that the Portfolio will bear in the current fiscal year.
(3)	As the Portfolio has not completed a full fiscal year, Other Expenses are based on annualized actual expenses for the prior fiscal period.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Aggressive Allocation Portfolio

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$84	$262	$455	$1,014
Class B	$109	$340	$590	$1,306
Class E	$99	$309	$536	$1,190

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

MetLife Aggressive Allocation Portfolio

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place a particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Global Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

MetLife Aggressive Allocation Portfolio

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a limited number of issuers may increase the volatility of a fund’s

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and futures and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties).

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Aggressive Allocation Portfolio

investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Sector Investing

To the extent that an Underlying Portfolio has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification.

Underlying Portfolios, such as the RCM Global Technology Portfolio, may concentrate investment in companies which utilize innovative technologies and therefore may be subject to risks particularly affecting those companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Aggressive Allocation Portfolio

Electronic technology and technology service companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies in an emerging stage of development are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2005, MetLife Advisers managed approximately $29 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is President and Trustee of the Trust. She has been a President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States. In 2005, Ms. Forget became a Vice President of MetLife Advisers.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Jason M. Kezelman, CFA, joined MetLife in June 2005 and is a Director in MetLife’s Investment Advisory Group. From March 2004 until he joined MetLife, Mr. Kezelman was an Assistant Vice President at Merrill Lynch in Municipal Bond Sales and Trading. From 1999 until he joined Merrill Lynch, he was a Senior Associate in the Fixed Income Account Management Group at PIMCO.

MetLife Aggressive Allocation Portfolio

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

Anthony J. Dufault is a Vice President of Met Investors Advisory, LLC and a Vice President, Investment Advisory Services of MetLife Investors Group. He has worked at Metropolitan Life since May 2001. From May 1998 until he joined Metropolitan Life, he was a Senior Product Manager at Pacific Life in its variable annuity division. While at Pacific Life, he was also a Senior Portfolio Analyst. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Dufault, Guthrie and McDevitt have been members of the Committee since 2005. Mr. Kezelman has been a member of the Committee since May 1, 2006.

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. From May 1, 2005 to December 31, 2005, the Portfolio paid MetLife Advisers an annualized investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

FI Large Cap Portfolio

Investment Objective

The investment objective of the Portfolio is long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (“FMR”), subadviser to the Portfolio, normally invests at least 80% of the Portfolio’s assets in securities of companies with large market capitalizations. You will receive 60 days’ prior notice if this 80% minimum is going to change. FMR normally invests the Portfolio’s assets primarily in common stocks. Although a universal definition of large market capitalization companies does not exist, for purposes of the Portfolio, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index or the Russell 1000 Index. As of February 28, 2006, the market capitalizations of companies in the S&P 500 Index ranged from $0.27 billion to $369 billion; however, 95% of the companies in the index had capitalizations above $2.9 billion. The median market capitalization of companies in the S&P 500 Index as of February 28, 2006 was $11.3 billion. As of June 24, 2005, the Russell 1000 Index included companies with market capitalizations of $1.8 billion and above. A company’s market capitalization may be based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Investment Selection

FMR invests the Portfolio’s assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

FMR uses the Russell 1000 Growth Index as a guide in structuring the Portfolio and selecting its investments. FMR considers the Portfolio’s security, industry and market capitalization weightings relative to the index.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry

FI Large Cap Portfolio

position and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Investment Risks

Investing in the Portfolio involves risk. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, of large cap stocks, or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

FI Large Cap Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. The performance information set forth below relates to the Portfolio’s predecessor fund, the Large Cap Portfolio (the “FI Large Cap Predecessor Fund”), which was a series of The Travelers Series Trust. The Portfolio succeeded to the operations of the FI Large Cap Predecessor Fund on May 1, 2006, and MetLife Advisers became adviser to the Portfolio on such date as part of such succession. Travelers Asset Management International Company LLC (“TAMIC”) was the investment adviser to the FI Large Cap Predecessor Fund.

During the period shown above, the highest quarterly return was 23.56% for the fourth quarter of 1998, and the lowest quarterly return was –18.34% for the third quarter of 2001. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Life of the Portfolio (August 30, 1996)
Class A	8.68%	-1.63%	7.31%
Class B*	8.43%	-1.88%	7.06%
Class E*	8.53%	-1.78%	7.16%
Russell 1000 Growth Index	5.26%	-3.58%	6.32%

*	Performance information shown is the performance of the Class A shares adjusted to reflect the 12b-1 fees of the Class B and Class E shares, respectively.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

FI Large Cap Portfolio

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees(2)	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses(2)	0.06%	0.06%	0.06%

Total Annual Portfolio Operating Expenses(1)(2)	0.86%	1.11%	1.01%

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit total operating expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.95% for Class A shares, 1.20% for Class B shares and 1.10% for Class E shares.
(2)	Restated as if the current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$88	$274	$477	$1,061
Class B	$113	$353	$612	$1,352
Class E	$103	$322	$558	$1,236

FI Large Cap Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. FMR may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, FMR cannot assure that these techniques will be effective.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

FI Large Cap Portfolio

greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates Rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

FI Large Cap Portfolio

High Yield Securities

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Portfolio Management

While FMR is the subadviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (“FMRC”), which serves as sub-subadviser to the Portfolio. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR managed approximately $1.02 trillion in mutual fund assets. FMR and FMRC’s address is 82 Devonshire Street, Boston, MA 02109.

Bahaa Fam has been the Portfolio Manager of the Portfolio since May 1, 2006 and was Portfolio Manager of the FI Large Cap Predecessor Fund from May 2, 2005 until the Portfolio succeeded to its operations. Since joining FMR in 1994, Mr. Fam has worked as a senior quantitative analyst and manager.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manger’s ownership of securities in the Portfolio.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.80% for the first $250 million of the Portfolio’s average daily net assets, 0.75% for the next $500 million and 0.70% for amounts over $750 million. Prior to May 1, 2006, the FI Large Cap Predecessor Fund paid an advisory fee to TAMIC at the annual rate of 0.75% for the first $250 million of such fund’s average daily net assets, 0.70% for the next $750 million and 0.65% for amounts over $750 million, as well as an administrative service fee to the The Travelers Insurance Company of 0.06% of the FI Large Cap Predecessor Fund’s average daily net assets.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

FI Value Leaders Portfolio

Investment Objective

The investment objective of the Portfolio is long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (“FMR”), subadviser to the Portfolio, normally invests the Portfolio’s assets primarily in common stocks of well-known and established companies. The Portfolio may invest in domestic and foreign issuers.

Investment Selection

FMR invests the Portfolio’s assets in securities of companies that it believes are undervalued in the marketplace in relation to factors such as a company’s assets, sales, earnings, growth potential or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as price/book (P/B) ratio, price/sales (P/S) ratio, price/earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If FMR strategies do not work as intended, the Portfolio may not achieve its objective.

FI Value Leaders Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, or of value stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investment in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

FI Value Leaders Portfolio

Investment Performance Record

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of two relevant broad-based securities market indexes. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On May 1, 2002, the Portfolio changed its subadviser from Westpeak Investment Advisors, L.P. to FMR and the Portfolio changed its investment objective and principal investment strategies. Performance information set forth below includes results prior to these changes.

During the period shown above, the highest quarterly return was 19.53% for the fourth quarter of 1998, and the lowest quarterly return was –17.71% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	10.69%	2.07%	8.46%
Class B*	10.43%	1.82%	8.21%
Class D**	10.59%	1.97%	8.36%
Class E*	10.53%	1.92%	8.31%
Russell 1000 Value Index	7.05%	5.28%	10.94%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.
**	Performance information shown is the performance of the Class A shares adjusted to reflect the 0.10% 12b-1 fee of the Class D shares.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class D	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A	N/A

FI Value Leaders Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class D	Class E
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.10%	0.15%
Other Expenses(1)	0.07%	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses(1)	0.73%	0.98%	0.83%	0.88%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 0.69% for Class A shares, 0.94% for Class B shares, 0.79% for Class D shares and 0.84% for Class E shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$75	$233	$406	$906
Class B	$100	$312	$542	$1,201
Class D	$85	$265	$460	$1,025
Class E	$90	$281	$488	$1,084

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Exchange Traded Funds.     The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

FI Value Leaders Portfolio

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. FMR may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, FMR cannot assure that these techniques will be effective.

Forward Contracts and Futures Contracts

The Portfolio attempts to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates. The Portfolio may also purchase futures contracts for other reasons, for example to maintain exposure to the broad equity markets.

If the price of a futures contract changes in unexpected ways compared to the price of the security or index on which the contract is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Portfolio Management

While FMR is the subadviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (‘‘FMRC”), which serves as sub-subadviser to the Portfolio. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005,

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

FI Value Leaders Portfolio

FMR managed approximately $1.02 trillion in mutual fund assets. FMR and FMRC’s address is 82 Devonshire Street, Boston, MA 02109.

Brian Hogan is the Portfolio Manager of the Portfolio, which he has managed since February 2004. Since joining FMR in 1994, Mr. Hogan has worked as a research analyst and manager.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.70% for the first $200 million of the Portfolio’s average daily net assets, 0.65% for the next $300 million, 0.60% for the next $1.5 billion and 0.55% for amounts over $2 billion. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.66% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

MFS Total Return Portfolio

Investment Objective

The investment objective of the Portfolio is a favorable total return through investment in a diversified portfolio.

Principal Investment Strategies

The Portfolio invests in a combination of equity and fixed income securities.

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, normally invests at least 40%, but not more than 75%, of the Portfolio’s net assets in common stocks and related securities (referred to as “equity securities”) such as preferred stocks, and bonds, warrants or rights convertible into stock. The Portfolio may also invest in depositary receipts for such equity securities. The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS’ interpretation of economic and money market conditions, fiscal and monetary policy, and security values. The Portfolio focuses on undervalued equity securities issued by companies with large market capitalizations ($5 billion or more).

The Portfolio may invest in fixed-income securities such as corporate bonds, U.S. Government Securities, mortgage-backed securities and asset-backed securities. The Portfolio normally invests at least 25% of its net assets in non-convertible fixed-income securities. The fixed-income portion of the Portfolio invests primarily in investment grade fixed-income securities, but the Portfolio may invest up to 20% of its net assets in lower quality, high yield securities. Consistent with the principal investment strategies above, the Portfolio may invest up to 10% of its net assets in foreign securities and may have exposure to foreign currencies through its investments in these securities.

Investment Selection

Equity Securities.    The Portfolio will generally invest in equity securities of companies MFS believes are undervalued relative to their long-term potential due to a decline in the financial markets, poor economic conditions generally, developments in the issuer’s industry, or because the market has simply overlooked them. Undervalued equity securities generally have relatively lower price-to-book, price-to-sales, price-to-cash-flow, and/or price-to-earnings ratios. MFS uses a bottom-up investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon MFS’ assessment of the earnings, cash flows, competitive position and management abilities of the issuer.

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Asset-back securities are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield securities (commonly known as “junk bonds”). High yield securities are typically riskier than investment grade securities.

MFS Total Return Portfolio

Fixed-income Securities.    In selecting fixed-income investments for the Portfolio, MFS considers the view of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but also performs its own independent credit analysis.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign equity or fixed-income markets.

•	Poor performance of individual equity securities held by the Portfolio or of large capitalization stocks in general.

•	Poor performance of fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk may be higher for fixed-income securities not backed by the full faith and credit of the U.S. Government.

•	Poor performance of equity securities relative to fixed-income securities when MFS emphasizes investment in equity securities, or poor performance of fixed-income securities relative to equity securities when MFS invests relatively more of the Portfolio’s assets in fixed-income securities.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

MFS Total Return Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of three relevant broad-based securities market indexes. This information helps illustrate the volatility of the returns of the Portfolio. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On July 1, 2001, MFS succeeded Back Bay Advisors, L.P. (“Back Bay Advisors”) as subadviser to Total Return. The performance information set forth below relates to the last ten full calendar years and, therefore, reflects the management of both Back Bay Advisors and MFS.

During the period shown above, the highest quarterly return was 14.88% for the fourth quarter of 1998, and the lowest quarterly return was –8.53% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	3.12%	4.09%	8.50%
Class B*	2.85%	3.84%	8.25%
Class E*	2.95%	3.94%	8.35%
Class F**	2.92%	3.89%	8.30%
S&P 500 Index	4.91%	0.54%	9.07%
Lehman Brothers Aggregate Bond Index	2.43%	5.87%	6.16%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.
**	Performance information shown is the performance of the Class A shares adjusted to reflect the 0.20% 12b-1 fee of the Class F shares.

MFS Total Return Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E	Class F
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E	Class F
Management Fees(2)	0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%	0.20%
Other Expenses(1)	0.16%	0.16%	0.16%	0.16%

Total Annual Portfolio Operating Expenses(1)(2)	0.73%	0.98%	0.88%	0.93%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction was shown, the Portfolio’s Total Annual Operating Expenses would have been 0.72% for Class A shares, 0.97% for Class B shares, 0.87% for Class E shares and 0.92% for Class F shares.
(2)	Restated as if the current fees had been in effect during the previous fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$75	$233	$406	$906
Class B	$100	$312	$542	$1,201
Class E	$90	$281	$488	$1,084
Class F	$95	$296	$515	$1,143

MFS Total Return Portfolio

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk.    The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MFS Total Return Portfolio

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. MFS may use certain techniques, such as forward contracts, to manage these risks. However, MFS cannot assure that these techniques will be effective.

Asset-backed Securities.    The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Collateralized Mortgage Obligations (CMOs).    The Portfolio may invest in CMOs, which are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the Portfolio are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government securities. These securities are valued based on expected prepayment rates. The risks associated with prepayment of the obligations makes these securities more volatile in response to changing interest rates than other fixed-income securities.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a security, the value of which is based on (derived from) the movement of an underlying instrument. This instrument could be the price of another security or other asset or an interest rate, among other things.

MFS Total Return Portfolio

interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by the subadviser.

Over-the-Counter (“OTC”) Transactions.    The Portfolio may engage in over-the-counter transactions, which involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volumes than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Portfolio Management

As of December 31, 2005, MFS managed approximately $162.5 billion in assets worldwide. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is managed by a team of portfolio managers, headed by Brooks A. Taylor, an MFS Senior Vice President. The team is comprised of Michael W. Roberge, an MFS Executive Vice President; Kenneth J. Enright, Steven R. Gorham and Richard O. Hawkins, each an MFS Senior Vice President; and Alan T. Langsner, Nevin P. Chitkara and William P. Douglas, each an MFS Vice President.

Mr. Taylor is the lead manager of the Portfolio. He has been employed in the MFS investment management area since 1996. Mr. Gorham and Mr. Chitkara are responsible for the Large Cap Value Equities portion of the Portfolio along with Mr. Taylor. Mr. Gorham has been employed in the MFS investment management area since 1992. Mr. Chitkara has been employed in the MFS investment management area since 1997. Mr. Enright and Mr. Langsner are responsible for the Multi-Cap Value Equities portion of the Portfolio. Mr. Enright has been employed in the MFS investment management area since 1986; Mr. Langsner, since 1999. Mr. Roberge and Mr. Hawkins are responsible for the Debt Securities

MFS Total Return Portfolio

portion of the Portfolio. Mr. Roberge has been employed in the MFS investment management area since 1996; Mr. Hawkins, since 1988. Mr. Douglas is responsible for the Mortgage Backed Debt Securities portion of the Portfolio. Mr. Douglas has been employed in the MFS investment management area since 2004, prior to which he was a Vice President and Senior Mortgage Analyst at Wellington Management Company, LLP for ten years.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Effective May 1, 2006, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.60% for the first $250 million of the Portfolio’s average daily net assets, 0.55% for the next $500 million, and 0.50% for amounts over $750 million. Prior to May 1, 2006, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.50% of the Portfolio’s average daily net assets. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.50% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

BlackRock Bond Income Portfolio

Investment Objective

The investment objective of the Portfolio is a competitive total return primarily from investing in fixed-income securities.

Principal Investment Strategies

BlackRock Advisors, Inc. (“BlackRock”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in fixed-income securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio may invest in investment grade fixed-income securities, obligations of the U.S. Treasury or any U.S. government agency (“U.S. Government Securities”), mortgage-backed and asset-backed securities, corporate debt securities of U.S. and foreign issuers, and cash equivalents. The Portfolio may also invest in securities through Rule 144A and other private placement transactions.

The Portfolio may invest up to 20% of its total assets in high yield securities and up to 20% of its total assets in foreign securities (including up to 10% in emerging markets), provided that the Portfolio may not invest more than 30% of its total assets in high yield securities and foreign securities (including emerging markets) combined.

In addition to bonds, the Portfolio’s high yield securities may include convertible bonds, convertible preferred stocks, and warrants and other securities attached to bonds or other fixed-income securities.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as ‘‘investment grade.”

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Asset-backed securities are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

Fixed-income securities that are below investment grade quality are referred to as high yield securities (commonly known as “junk bonds”). High yield securities are typically riskier than investment grade securities.

BlackRock Bond Income Portfolio

The Portfolio may use futures contracts, options, swaps and other derivatives to attempt to reduce the interest rate or currency risk of the Portfolio or to adjust the Portfolio’s duration.

The Portfolio may also invest in payment-in-kind securities, structured securities, when-issued securities, and zero coupon bonds.

Investment Selection

BlackRock establishes duration targets based on economic and monetary factors affecting interest rates and bond market returns. BlackRock also allocates the Portfolio’s investments among bond market sectors (such as U.S. Treasury securities, U.S. government agency securities, mortgage-backed or asset-backed securities, and corporate debt securities) based upon its evaluation of the relative price and yield attractiveness of the various sectors. BlackRock also decides how the Portfolio’s portfolio should be positioned along the yield curve by selecting securities in certain maturity ranges based upon the relative price and yield attractiveness of those maturities. When selecting particular fixed-income securities that will satisfy the desired duration, yield curve positioning and sector weighting for the overall portfolio, BlackRock relies primarily on its own research regarding the credit quality, yield characteristics and interest rate sensitivity of individual securities.

Although the Portfolio does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of its foreign currency exposure.

BlackRock monitors and adjusts the Portfolio’s investments to try to maintain a duration generally within 1 1/2 years of the Lehman Brothers Aggregate Bond Index. As of December 31, 2005, the duration of this index was 4.5 years.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign fixed-income security markets.

•	Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities not backed by the full faith and credit of the U.S. Government.

•	The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index, currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

BlackRock Bond Income Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On July 1, 2001, State Street Research & Management Company (“State Street Research”) succeeded Back Bay Advisors, L.P. (“BackBay Advisors”) as subadviser to the Portfolio. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of Back Bay Advisors, State Street Research and BlackRock.

During the period shown above, the highest quarterly return was 4.14% for the second quarter of 1997, and the lowest quarterly return was –2.69% for the second quarter of 2004. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	2.41%	5.97%	6.17%
Class B*	2.15%	5.71%	5.92%
Class E*	2.25%	5.81%	6.02%
Lehman Brothers Aggregate Bond Index	2.43%	5.87%	6.16%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

BlackRock Bond Income Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses	0.47%	0.72%	0.62%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$48	$151	$263	$591
Class B	$74	$230	$401	$894
Class E	$63	$199	$346	$774

BlackRock Bond Income Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Emerging Markets.    The Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

BlackRock Bond Income Portfolio

securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. BlackRock may use certain techniques, such as forward contracts or futures contracts, to manage these risks. Although BlackRock does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of the Portfolio’s foreign currency exposure. However, BlackRock cannot assure that these techniques will be effective.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Other Risks

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by BlackRock.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and futures and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

BlackRock Bond Income Portfolio

Payment-in-Kind (PIK) Securities.    The Portfolio may invest in payment-in-kind securities, such as bonds paying current interest payments in additional bonds instead of cash. Because PIKs do not pay current interest in cash, their values may fluctuate more widely in response to interest rate changes than do the values of ordinary bonds.

Structured Securities.    The Portfolio may invest in structured securities, which are securities issued by an entity holding underlying instruments producing cash flows. The cash flows of the underlying instruments may be apportioned among classes of structured securities to create securities with different investment characteristics. Other types of structured securities may be linked by a formula to the price of an underlying instrument. These types of structured securities are generally more volatile than direct investments in their underlying instruments.

When-issued Securities.    The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Mutual Funds.    The Portfolio may invest in mutual funds. Since the value of a mutual fund is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the mutual fund will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s fees and expenses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio’s investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Collateralized Mortgage Obligations (CMOs).    The Portfolio may invest in CMOs, which are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the Portfolio are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government securities. These securities are valued based on expected prepayment rates. The risks associated with prepayment of the obligations makes these securities more volatile in response to changing interest rates than other fixed-income securities.

Zero (or Step) Coupons.    The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is

BlackRock Bond Income Portfolio

purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Portfolio to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

Warrants.    The Portfolio may invest in warrants and other equity securities attached to high yield bonds and other fixed-income securities. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities, but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Asset-backed Securities.    The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying equity security.

New Securities.    The Portfolio may invest in newly developed types of securities and related instruments that have characteristics similar to other fixed-income investments, are being traded through the institutional trading desks of broker-dealers and asset managers, and have attributes and risk profiles consistent with the Portfolio’s objective and strategies.

Mortgage Dollar Roll Transactions.    The Portfolio may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Portfolio sells a U.S. mortgage-backed

BlackRock Bond Income Portfolio

security and agrees to repurchase another U.S. mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Portfolio earns interest on the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The use of mortgage dollar rolls may lead to a higher portfolio turnover, which involves higher expenses.

Portfolio Management

BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which had approximately $452 billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). BlackRock and Merrill Lynch & Co., Inc. (“Merrill Lynch”) have reached an agreement to merge Merrill Lynch’s investment management business and BlackRock to create a new company. Merrill Lynch would hold a 49.8% stake and have a 45% voting interest in the new combined company, which would operate under the BlackRock name. PNC would maintain a 34% share in the combined company. The transaction has been approved by the boards of directors of both BlackRock and Merrill Lynch and is expected to close in the third quarter of 2006.

The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Portfolio are Keith Anderson and Scott Amero. Messrs. Anderson and Amero lead BlackRock’s Fixed Income Team. The Fixed Income Team consists of 54 portfolio managers, including eight lead sector specialists in the major fixed-income sectors, as well as 30 credit research analysts and over 311 quantitative research analysts. The Fixed Income Team uses an approach that leverages the individual expertise of the team members. As part of the portfolio management process, the Fixed Income Team utilizes BlackRock’s risk management analytics to regularly evaluate the composition of the Portfolio.

Mr. Anderson, a Managing Director, has been a Managing Director of BlackRock Financial Management, Inc., an affiliate of BlackRock, since 1988. Mr. Anderson is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management Committee and Chairman of the Investment Strategy Group.

BlackRock Bond Income Portfolio

Mr. Amero, a Managing Director, has been a Managing Director of BlackRock Financial Management, Inc. since 1990. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.40% for the first $1 billion of the Portfolio’s average daily net assets, 0.35% for the next $1 billion, 0.30% for the next $1 billion and 0.25% for amounts over $3 billion. MetLife Advisers contractually agreed, for the period May 1, 2005 through April 30, 2006, to reduce its advisory fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion. MetLife Advisers has contractually agreed to continue this fee waiver for the period May 1, 2006 through April 30, 2007. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.40% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Western Asset Management U.S. Government Portfolio

Investment Objective

The investment objective of the Portfolio is to maximize total return consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Western Asset Management Company (“Western Asset”), subadviser to the Portfolio, generally invests at least 80% of the assets of the Portfolio in fixed-income securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities (“U.S. Government Securities”), including repurchase agreements collateralized by U.S. Government Securities, and collateralized mortgage obligations (“CMOs”) that relate to U.S. Government Securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. The Portfolio may also invest up to 20% of its total assets in investment grade fixed-income securities that are not U.S. Government Securities.

Investment Selection

Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation. Assets are allocated among various classes of securities, including U.S. Treasury Securities and securities of agencies or instrumentalities of the U.S. Government, mortgage-backed assets and investment grade fixed-income securities. The mortgage-backed assets in which the Portfolio may invest include GNMA and FNMA mortgage-backed securities, as well as privately issued mortgage-backed securities, including CMOs.

Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

The duration of the Portfolio will normally be between 2 and 5 years.

Certain U.S. Government Securities, such as U.S. Treasury bonds and GNMA mortgage-backed bonds, are backed by the full faith and credit of the U.S. Treasury. Other U.S. Government Securities, such as FNMA and FHLMC mortgage-backed bonds, are backed by the credit of a federal agency or government-sponsored entity, and not by the full faith and credit of the U.S. Treasury.

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

Western Asset Management U.S. Government Portfolio

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in fixed-income security markets.

•	Poor performance of the types of fixed-income securities in which the Portfolio invests relative to other fixed-income securities.

•	Poor performance of individual fixed-income securities held by the Portfolio, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

Western Asset Management U.S. Government Portfolio

Investment Performance Record

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the returns of the Portfolio. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. Performance results for certain periods shown below include the effects of expense reduction arrangements. If these arrangements had not been in place, performance results would have been lower. On May 1, 2006, the Portfolio changed its subadviser from Salomon Brothers Asset Management Inc (“SBAM”) to Western Asset. Performance information set forth below reflects the management of SBAM, but not of Western Asset.

During the period shown above, the highest quarterly return was 4.34% for the third quarter of 2001, and the lowest quarterly return was –1.45% for the first quarter of 1996. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Past Five Years	Past Ten Years
Class A	1.72%	4.18%	5.06%
Class B*	1.39%	3.93%	4.81%
Class E*	1.58%	4.03%	4.91%
Lehman Brothers Intermediate U.S. Government Bond Index	1.68%	4.82%	5.50%

*	Performance information shown for any period beyond one year is the performance of the Class A shares adjusted to reflect the 0.25% and 0.15% 12b-1 fees of the Class B and Class E shares, respectively.

Western Asset Management U.S. Government Portfolio

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A	Class B	Class E
Management Fees	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.07%	0.07%	0.07%

Total Annual Portfolio Operating Expenses	0.61%	0.86%	0.76%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$62	$195	$340	$762
Class B	$88	$274	$477	$1,061
Class E	$78	$243	$422	$942

Western Asset Management U.S. Government Portfolio

More About Investment Strategies and Risks

Fixed-income Securities

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Collateralized Mortgage Obligations (CMOs).    One type of security in which the Portfolio can invest is a CMO. CMOs are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the Portfolio are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government Securities.

Mortgage Dollar Roll Transactions.    The Portfolio may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the Portfolio sells a U.S. mortgage-backed security and agrees to repurchase another U.S. mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Portfolio earns interest on the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the subadviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The use of mortgage dollar rolls may lead to a higher portfolio turnover, which involves higher expenses.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Western Asset Management U.S. Government Portfolio

or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by the subadviser.

Portfolio Management

Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $187 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Mark Lindbloom, Frederick Marki and Ronald D. Mass, manages the Portfolio.

Messrs. Leech, Walsh and Mass have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006, prior to which he was a managing director of SBAM and a Senior Portfolio Manager responsible for managing SBAM’s Mortgage/Corporate Group, and was associated with Citigroup Inc. or its predecessor companies from 1986. Mr. Marki was a director of SBAM and a Senior Portfolio Manager responsible for managing Treasury/Agency portfolios, and was associated with Citigroup Inc. or its predecessor companies from 1991.

Messrs. Leech and Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Portfolio’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests. Messrs. Lindbloom, Marki and Mass are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Western Asset Management U.S. Government Portfolio

Effective November 4, 2005, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.55% for the first $500 million of the Portfolio’s average daily net assets and 0.45% for amounts over $500 million. Prior to November 4, 2005, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.55% of the Portfolio’s average daily net assets. For the year ended December 31, 2005, the Portfolio paid MetLife Advisers an investment advisory fee of 0.54% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement, and the prior Subadvisory Agreement with SBAM, for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2005.

Section III—Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Portfolio pays MetLife Advisers an investment advisory fee. For each Portfolio other than the Asset Allocation Portfolios, MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for each Portfolio and MetLife Advisers pays each subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing subadvisers, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

Some of the Portfolios have names and investment objectives that may be similar to certain publicly available mutual funds that are managed by the same subadvisers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

Each Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company, the Qualified Plan, or the Asset Allocation Portfolios. Because certain Portfolios hold securities that are traded on foreign exchanges (that trade on weekends or other days when such Portfolios do not price their shares), the value of such Portfolios’ securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for each Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by each Portfolio are valued at amortized cost. Other portfolio securities of each Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

The net asset value of each Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which such Portfolio invests. The Underlying Portfolios that are Portfolios of the Fund will use fair value pricing in the circumstances and manner described above.

Dividends and Capital Gain Distributions

Currently, each Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). Each Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of each Portfolio are automatically reinvested in additional shares of that Portfolio.

Taxes

Each Portfolio is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

Financial Highlights

The Financial Highlights tables are intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2005) of each Portfolio for the past 5 years (or the life of the Portfolio and class, for those Portfolios and classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class and Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. Except for the Financial Highlights with respect to FI Large Cap Portfolio for periods prior to 2005, these Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to each Portfolio of the Fund (other than FI Large Cap Portfolio) dated February 17, 2006, along with such Portfolios’ financial statements, are included in the Fund’s annual report for the period ended December 31, 2005, which is available upon request. The Financial Highlights for FI Large Cap Portfolio’s predecessor fund for the year ended December 31, 2005 have also been audited by D&T, whose report for this predecessor fund, dated February 17, 2006, along with the financial statements for such predecessor fund, are included in the annual report for such fund, which is also available upon request. The information in the following tables for FI Large Cap Portfolio’s predecessor fund for periods prior to 2005 is derived from the predecessor fund’s financial statements and was audited by KPMG LLP, whose report for such fund, dated February 18, 2005, expresses an unqualified opinion.

MetLife Conservative Allocation Portfolio

	Class A		Class B
	May 2, 2005(a) through December 31, 2005		May 2, 2005(a) through December 31, 2005
Net Asset Value, Beginning of Period	$10.00		$10.00

Income From Investment Operations
Net investment income	0.03		0.03
Net realized and unrealized gain of investments	0.38		0.37

Total from investment operations	0.41		0.40

Less Distributions
Distributions from net investment income	(0.03)		(0.03)
Distributions from net realized capital gains	(0.01)		(0.01)

Total distributions	(0.04)		(0.04)

Net Asset Value, End of Period	$10.37		$10.36

Total Return (%)	4.1	(b)	4.0	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	(c)	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	1.05	(c)	1.30	(c)
Ratio of net investment income to average net assets (%) (d)	0.96	(c)	1.00	(c)
Portfolio turnover rate (%)	32	(c)	32	(c)
Net assets, end of period (000)	$2,785		$12,638

(a)	Commencement of operations.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which the Portfolio invests.
(e)	The ratio of operating expenses does not include expenses of investment companies in which the Portfolio invests.

MetLife Conservative to Moderate Allocation Portfolio

	Class A		Class B
	May 2, 2005(a) through December 31, 2005		May 2, 2005(a) through December 31, 2005
Net Asset Value, Beginning of Period	$10.00		$10.00

Income From Investment Operations
Net investment income	0.04		0.03
Net realized and unrealized gain of investments	0.60		0.59

Total from investment operations	0.64		0.62

Less Distributions
Distributions from net investment income	(0.04)		(0.04)

Total distributions	(0.04)		(0.04)

Net Asset Value, End of Period	$10.60		$10.58

Total Return (%)	6.4	(b)	6.2	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	(c)	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.41	(c)	0.66	(c)
Ratio of net investment income to average net assets (%) (d)	1.28	(c)	1.27	(c)
Portfolio turnover rate (%)	3	(c)	3	(c)
Net assets, end of period (000)	$10,457		$48,388

(a)	Commencement of operations.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which the Portfolio invests.
(e)	The ratio of operating expenses does not include expenses of investment companies in which the Portfolio invests.

MetLife Moderate Allocation Portfolio

	Class A		Class B
	May 2, 2005(a) through December 31, 2005		May 2, 2005(a) through December 31, 2005
Net Asset Value, Beginning of Period	$10.00		$10.00

Income From Investment Operations
Net investment income	0.04		0.04
Net realized and unrealized gain of investments	0.83		0.81

Total from investment operations	0.87		0.85

Less Distributions
Distributions from net investment income	(0.05)		(0.04)

Total distributions	(0.05)		(0.04)

Net Asset Value, End of Period	$10.82		$10.81

Total Return (%)	8.7	(b)	8.5	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	(c)	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.29	(c)	0.54	(c)
Ratio of net investment income to average net assets (%) (d)	1.57	(c)	1.45	(c)
Portfolio turnover rate (%)	1	(c)	1	(c)
Net assets, end of period (000)	$21,245		$101,018

(a)	Commencement of operations.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which the Portfolio invests.
(e)	The ratio of operating expenses does not include expenses of investment companies in which the Portfolio invests.

MetLife Moderate to Aggressive Allocation Portfolio

	Class A		Class B
	May 2, 2005(a) through December 31, 2005		May 2, 2005(a) through December 31, 2005
Net Asset Value, Beginning of Period	$10.00		$10.00

Income From Investment Operations
Net investment income	0.04		0.04
Net realized and unrealized gain of investments	1.05		1.05

Total from investment operations	1.09		1.08

Less Distributions
Distributions from net investment income	(0.04)		(0.04)

Total distributions	(0.04)		(0.04)

Net Asset Value, End of Period	$11.05		$11.04

Total Return (%)	10.9	(b)	10.8	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	(c)	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.34	(c)	0.59	(c)
Ratio of net investment income to average net assets (%) (d)	1.34	(c)	1.33	(c)
Portfolio turnover rate (%)	2	(c)	2	(c)
Net assets, end of period (000)	$13,388		$74,899

(a)	Commencement of operations.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which the Portfolio invests.
(e)	The ratio of operating expenses does not include expenses of investment companies in which the Portfolio invests.

MetLife Aggressive Allocation Portfolio

	Class A		Class B
	May 2, 2005(a) through December 31, 2005		May 2, 2005(a) through December 31, 2005
Net Asset Value, Beginning of Period	$10.00		$10.00

Income From Investment Operations
Net investment income	0.04		0.03
Net realized and unrealized gain of investments	1.24		1.23

Total from investment operations	1.28		1.26

Less Distributions
Distributions from net investment income	(0.04)		(0.04)
Distributions from net realized capital gains	(0.03)		(0.03)

Total distributions	(0.07)		(0.07)

Net Asset Value, End of Period	$11.21		$11.19

Total Return (%)	12.7	(b)	12.6	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	(c)	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	1.76	(c)	2.01	(c)
Ratio of net investment income to average net assets (%) (d)	1.53	(c)	1.29	(c)
Portfolio turnover rate (%)	57	(c)	57	(c)
Net assets, end of period (000)	$2,867		$7,384

(a)	Commencement of operations.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which the Portfolio invests.
(e)	The ratio of operating expenses does not include expenses of investment companies in which the Portfolio invests.

FI Large Cap Portfolio

	Class A
	Year ended December 31,
	2005		2004++	2003++	2002++		2001++
Net Asset Value, Beginning of Period	$13.93		$13.18	$10.61	$13.82		$16.81

Income From Investment Operations
Net investment income	0.02	(a)	0.10	0.05	0.05	(a)	0.07	(a)
Net realized and unrealized gain (loss) on investments	1.20	(a)	0.76	2.57	(3.20	)(a)	(2.98	)(a)

Total from investment operations	1.22		0.86	2.62	(3.15)		(2.91)

Less Distributions
Distributions from net investment income	0.00		(0.11)	(0.05)	(0.06)		(0.07)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00		(0.01)
Distributions in excess of net realized capital gains	0.00		0.00	0.00	0.00		0.00

Total distributions	0.00		(0.11)	(0.05)	(0.06)		(0.08)

Net Asset Value, End of Period	$15.15		$13.93	$13.18	$10.61		$13.82

Total Return (%)	8.69		6.52	24.67	(22.79)		(17.33)
Ratio of operating expenses to average net assets (%)	0.86		0.86 (b)	0.86	0.85		0.83
Ratio of operating expenses to average net assets before reimbursement (%)	0.86		0.86	0.86	0.85		0.83
Ratio of net investment income to average net assets (%)	0.11		0.81	0.43	0.44		0.50
Portfolio turnover rate (%)	217		56	60	95		131
Net assets, end of period (in millions)	$266		$268	$228	$180		$249

(a)	Per share amounts based on average shares outstanding during the year.
(b)	The investment manager waived a portion of its management fee for the year.
++	Audited by other Independent Registered Public Accounting Firm.

FI Value Leaders Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$176.54	$157.24	$124.89	$156.51	$183.39

Income From Investment Operations
Net investment income	1.92	2.21	2.13	1.53	1.06
Net realized and unrealized gain (loss) of investments	16.67	19.15	31.23	(31.88)	(26.45)

Total from investment operations	18.59	21.36	33.36	(30.35)	(25.39)

Less Distributions
Distributions from net investment income	(2.05)	(2.06)	(1.01)	(1.27)	(1.49)

Total distributions	(2.05)	(2.06)	(1.01)	(1.27)	(1.49)

Net Asset Value, End of Period	$193.08	$176.54	$157.24	$124.89	$156.51

Total Return (%)	10.7	13.7	26.9	(19.5)	(13.9)
Ratio of operating expenses to average net assets before expense reductions (%)	0.73	0.74	0.74	0.72	0.78
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.69	0.72	—	0.71	0.74
Ratio of net investment income to average net assets (%)	0.92	1.23	1.49	1.30	0.60
Portfolio turnover rate (%)	94	161	53	142	154
Net assets, end of period (000)	$533,729	$552,323	$563,979	$491,124	$298,982

	Class B
	Year ended December 31,			July 30, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$175.91	$156.72	$124.47	$125.90

Income From Investment Operations
Net investment income	1.26	1.88	1.22	0.18
Net realized and unrealized gain (loss) of investments	16.86	19.12	31.95	(1.61)

Total from investment operations	18.12	21.00	33.17	(1.43)

Less Distributions
Distributions from net investment income	(1.77)	(1.81)	(0.92)	0.00

Total distributions	(1.77)	(1.81)	(0.92)	0.00

Net Asset Value, End of Period	$192.26	$175.91	$156.72	$124.47

Total Return (%)	10.4	13.5	26.9	(1.1	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.98	0.99	0.99	0.97	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.94	0.97	—	0.96	(c)
Ratio of net investment income to average net assets (%)	0.70	1.41	1.15	1.36	(c)
Portfolio turnover rate (%)	94	161	53	142
Net assets, end of period (000)	$27,141	$5,311	$128	$6

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

FI Value Leaders Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$175.93	$156.83	$124.66	$156.28	$177.17

Income From Investment Operations
Net investment income	1.29	1.58	1.41	1.35	0.14
Net realized and unrealized gain (loss) of investments	16.98	19.48	31.68	(31.80)	(21.03)

Total from investment operations	18.27	21.06	33.09	(30.45)	(20.89)

Less Distributions
Distributions from net investment income	(1.80)	(1.96)	(0.92)	(1.17)	0.00

Total distributions	(1.80)	(1.96)	(0.92)	(1.17)	0.00

Net Asset Value, End of Period	$192.40	$175.93	$156.83	$124.66	$156.28

Total Return (%)	10.5	13.6	26.7	(19.6)	(11.8	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.88	0.89	0.89	0.87	0.93	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.84	0.87	—	0.86	0.89	(c)
Ratio of net investment income to average net assets (%)	0.78	1.12	1.31	1.15	0.61	(c)
Portfolio turnover rate (%)	94	161	53	142	154
Net assets, end of period (000)	$46,855	$31,192	$18,891	$5,619	$1,527

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

MFS Total Return Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$147.96	$138.13	$119.83	$141.92	$185.92

Income from Investment Operations
Net investment income	3.84	3.60	3.30	3.89	4.60
Net realized and unrealized gain (loss) of investments	0.46	11.53	16.79	(10.18)	(11.61)

Total from investment operations	4.30	15.13	20.09	(6.29)	(7.01)

Less Distributions
Distributions from net investment income	(2.61)	(4.52)	(1.79)	(4.47)	(6.60)
Distributions from net realized capital gains	(1.66)	(0.78)	0.00	(11.33)	(30.39)

Total distributions	(4.27)	(5.30)	(1.79)	(15.80)	(36.99)

Net Asset Value, End of Period	$147.99	$147.96	$138.13	$119.83	$141.92

Total Return (%)	3.1	11.3	17.0	(5.4)	(3.8)
Ratio of operating expenses to average net assets before expense reductions (%)	0.66	0.64	0.69	0.66	0.63
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.65	0.63	0.69	—	—
Ratio of net investment income to average net assets (%)	2.53	2.60	2.55	2.98	2.96
Portfolio turnover rate (%)	47	89	62	91	160
Net assets, end of period (000)	$261,653	$268,870	$148,601	$133,092	$157,716

	Class B
	Year ended December 31,			May 1, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$146.59	$136.93	$119.01	$129.24

Income from Investment Operations
Net investment income	2.75	3.64	2.53	0.99
Net realized and unrealized gain (loss) of investments	1.16	11.01	17.11	(11.22)

Total from investment operations	3.91	14.65	19.64	(10.23)

Less Distributions
Distributions from net investment income	(2.26)	(4.21)	(1.72)	0.00
Distributions from net realized capital gains	(1.66)	(0.78)	0.00	0.00

Total distributions	(3.92)	(4.99)	(1.72)	0.00

Net Asset Value, End of Period	$146.58	$146.59	$136.93	$119.01

Total Return (%)	2.9	11.0	16.7	(7.9	)(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.91	0.89	0.94	0.91	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.90	0.88	0.94	—
Ratio of net investment income to average net assets (%)	2.29	2.39	2.30	2.75	(c)
Portfolio turnover rate (%)	47	89	62	91
Net assets, end of period (000)	$158,528	$103,373	$29,582	$7,168

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

MFS Total Return Portfolio

	Class E
	Year ended December 31, 2005	April 26, 2004(a) through December 31, 2004
Net Asset Value, Beginning of Period	$147.29	$135.61

Income from Investment Operations
Net investment income	3.46	2.33
Net realized and unrealized gain of investments	0.60	9.35

Total from investment operations	4.06	11.68

Less Distributions
Distributions from net investment income	(2.33)	0.00
Distributions from net realized capital gains	(1.66)	0.00

Total distributions	(3.99)	0.00

Net Asset Value, End of Period	$147.36	$147.29

Total Return (%)	3.0	8.6	(b)
Ratio of operating expenses to average net assets before expense reductions (%)	0.81	0.79	(c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.80	0.78	(c)
Ratio of net investment income to average net assets (%)	2.38	2.57	(c)
Portfolio turnover rate (%)	47	89
Net assets, end of period (000)	$90,637	$89,519

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

BlackRock Bond Income Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$113.72	$115.62	$112.74	$109.33	$109.66

Income From Investment Operations
Net investment income	4.69	4.44	4.55	5.30	5.92
Net realized and unrealized gain (loss) of investments	(2.06)	0.41	1.93	3.57	3.20

Total from investment operations	2.63	4.85	6.48	8.87	9.12

Less Distributions
Distributions from net investment income	(4.55)	(4.76)	(3.60)	(5.46)	(9.45)
Distributions from net realized capital gains	(1.32)	(1.99)	0.00	0.00	0.00

Total distributions	(5.87)	(6.75)	(3.60)	(5.46)	(9.45)

Net Asset Value, End of Period	$110.48	$113.72	$115.62	$112.74	$109.33

Total Return (%)	2.4	4.4	5.9	8.5	8.8
Ratio of operating expenses to average net assets (%)	0.47	0.46	0.47	0.51	0.49
Ratio of net investment income to average net assets (%)	3.96	3.57	3.69	4.53	5.99
Portfolio turnover rate (%)	890	458	428	356	271
Net assets, end of period (000)	$763,205	$814,560	$881,513	$939,369	$349,417

	Class B
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$112.47	$114.51	$111.84	$108.70	$103.37

Income From Investment Operations
Net investment income	4.06	3.78	3.57	5.41	0.84
Net realized and unrealized gain (loss) of investments	(1.72)	0.73	2.58	3.11	4.49

Total from investment operations	2.34	4.51	6.15	8.52	5.33

Less Distributions
Distributions from net investment income	(4.29)	(4.56)	(3.48)	(5.38)	0.00
Distributions from net realized capital gains	(1.32)	(1.99)	0.00	0.00	0.00

Total distributions	(5.61)	(6.55)	(3.48)	(5.38)	0.00

Net Asset Value, End of Period	$109.20	$112.47	$114.51	$111.84	$108.70

Total Return (%)	2.2	4.2	5.6	8.2	5.2	(b)
Ratio of operating expenses to average net assets (%)	0.72	0.71	0.72	0.76	0.74	(c)
Ratio of net investment income to average net assets (%)	3.73	3.35	3.40	4.28	5.07	(c)
Portfolio turnover rate (%)	890	458	428	356	271
Net assets, end of period (000)	$235,057	$143,107	$91,135	$47,690	$7,931

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

BlackRock Bond Income Portfolio

	Class E
	Year ended December 31,			April 23, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$112.97	$114.98	$112.26	$105.14

Income From Investment Operations
Net investment income	4.34	3.52	3.19	1.70
Net realized and unrealized gain (loss) of investments	(1.89)	1.12	3.09	5.42

Total from investment operations	2.45	4.64	6.28	7.12

Less Distributions
Distributions from net investment income	(4.37)	(4.66)	(3.56)	0.00
Distributions from net realized capital gains	(1.32)	(1.99)	0.00	0.00
Total distributions	(5.69)	(6.65)	(3.56)	0.00

Net Asset Value, End of Period	$109.73	$112.97	$114.98	$112.26

Total Return (%)	2.3	4.3	5.7	6.8	(b)
Ratio of operating expenses to average net assets (%)	0.62	0.61	0.62	0.66	(c)
Ratio of net investment income to average net assets (%)	3.81	3.44	3.48	4.25	(c)
Portfolio turnover rate (%)	890	458	428	356
Net assets, end of period (000)	$64,396	$65,275	$45,534	$18,318

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

Western Asset Management U.S. Government Portfolio

	Class A
	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.43	$12.34	$12.34	$11.97	$11.94

Income from Investment Operations
Net investment income	0.19	0.20	0.18	0.38	0.37
Net realized and unrealized gain of investments	0.01	0.18	0.02	0.54	0.41

Total from investment operations	0.20	0.38	0.20	0.92	0.78

Less Distributions
Distributions from net investment income	(0.17)	(0.16)	(0.08)	(0.38)	(0.75)
Distributions from net realized capital gains	(0.24)	(0.13)	(0.12)	(0.17)	0.00

Total distributions	(0.41)	(0.29)	(0.20)	(0.55)	(0.75)

Net Asset Value, End of Period	$12.22	$12.43	$12.34	$12.34	$11.97

Total Return (%)	1.7	3.0	1.7	7.9	6.7
Ratio of operating expenses to average net assets (%)	0.61	0.64	0.65	0.70	0.70
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.61	0.64	0.65	0.70	0.73
Ratio of net investment income to average net assets (%)	3.00	1.56	1.22	2.20	4.49
Portfolio turnover rate (%)	964	977	882	672	362
Net assets, end of period (000)	$471,703	$148,047	$154,010	$180,989	$102,066

	Class B
	Year ended December 31,			July 30, 2002(a) through December 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$12.38	$12.31	$12.31	$11.88

Income from Investment Operations
Net investment income	0.25	0.16	0.06	0.04
Net realized and unrealized gain (loss) of investments	(0.08)	0.17	0.14	0.39

Total from investment operations	0.17	0.33	0.20	0.43

Less Distributions
Distributions from net investment income	(0.15)	(0.13)	(0.08)	0.00
Distributions from net realized capital gains	(0.24)	(0.13)	(0.12)	0.00

Total distributions	(0.39)	(0.26)	(0.20)	0.00

Net Asset Value, End of Period	$12.16	$12.38	$12.31	$12.31

Total Return (%)	1.4	2.7	1.6	3.6	(b)
Ratio of operating expenses to average net assets (%)	0.86	0.89	0.90	0.95	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.86	0.89	0.90	0.95	(c)
Ratio of net investment income to average net assets (%)	2.76	1.81	0.79	1.34	(c)
Portfolio turnover rate (%)	964	977	882	672
Net assets, end of period (000)	$117,258	$35,073	$347	$2

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

Western Asset Management U.S. Government Portfolio

	Class E
	Year ended December 31,				May 1, 2001(a) through December 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.38	$12.31	$12.32	$11.96	$11.45

Income from Investment Operations
Net investment income	0.34	0.17	0.12	0.31	0.07
Net realized and unrealized gain (loss) of investments	(0.15)	0.17	0.07	0.42	0.44

Total from investment operations	0.19	0.34	0.19	0.73	0.51

Less Distributions
Distributions from net investment income	(0.15)	(0.14)	(0.08)	(0.20)	0.00
Distributions from net realized capital gains	(0.24)	(0.13)	(0.12)	(0.17)	0.00

Total distributions	(0.39)	(0.27)	(0.20)	(0.37)	0.00

Net Asset Value, End of Period	$12.18	$12.38	$12.31	$12.32	$11.96

Total Return (%)	1.6	2.8	1.5	7.7	4.5	(b)
Ratio of operating expenses to average net assets (%)	0.76	0.79	0.80	0.85	0.85	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.76	0.79	0.80	0.85	0.88	(c)
Ratio of net investment income to average net assets (%)	2.74	1.42	1.03	2.05	3.39	(c)
Portfolio turnover rate (%)	964	977	882	672	362
Net assets, end of period (000)	$117,409	$123,455	$114,450	$67,262	$6,289

(a)	Commencement of operations.
(b)	Period less than one year is not computed on an annualized basis.
(c)	Computed on an annualized basis.

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about each Portfolio (other than FI Large Cap Portfolio). The annual and semi-annual reports for the FI Large Cap Predecessor Fund contains additional information about such funds. The aforementioned annual reports discuss the market conditions and investment strategies that significantly affected the performance of each relevant Portfolio or fund during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.